As filed with the Securities and Exchange Commission on June 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6872

Date of fiscal year end:  July 31, 2018

Date of reporting period:  April 30, 2018

Item 1. Schedules of Investments.

O'Shaughnessy All Cap Core Fund
Schedule of Investments
at April 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.82%
	Aerospace & Defense - 2.30%
502	Boeing Co.	$167,447
307	General Dynamics Corp.	61,802
		229,249
	Airlines - 0.41%
503	American Airlines Group, Inc.	21,594
186	Delta Air Lines, Inc.	9,713
184	Southwest Airlines Co.	9,721
		41,028
	Auto Components - 0.11%
59	Lear Corp.	11,031

	Beverages - 0.16%
69	Boston Beer Co., Inc. *	15,466

	Biotechnology - 1.02%
1,409	Gilead Sciences, Inc.	101,772

	Capital Markets - 4.39%
1,210	Ameriprise Financial, Inc.	169,654
672	Evercore Partners, Inc. - Class A	68,040
471	Goldman Sachs Group, Inc.	112,253
1,125	Moelis & Co. - Class A	60,525
237	T. Rowe Price Group, Inc.	26,975
		437,447
	Chemicals - 1.42%
887	Celanese Corp. - Class A	96,390
425	LyondellBasell Industries NV - Class A #	44,935
		141,325
	Commercial Banks - 6.61%
586	Citigroup, Inc.	40,006
5,005	Fifth Third Bancorp	166,016
1,624	JPMorgan Chase & Co.	176,659
10,697	Regions Financial Corp.	200,034
1,119	SunTrust Banks, Inc.	74,749
		657,464
	Commercial Services & Supplies - 1.57%
2,565	Ennis, Inc.	45,914
920	Quad Graphics, Inc.	22,733
2,504	SP Plus Corp. *	88,016
		156,663

	Communications Equipment - 2.71%
826	Cisco Systems, Inc.	36,584
426	Harris Corp.	66,635
167	InterDigital, Inc.	12,433
2,059	Juniper Networks, Inc.	50,631
941	Motorola Solutions, Inc.	103,350
		269,633
	Computers & Peripherals - 0.85%
1,080	Western Digital Corp.	85,093

	Construction & Engineering - 0.72%
683	EMCOR Group, Inc.	50,262
832	Primoris Services Corp.	21,291
		71,553
	Consumer Finance - 1.48%
874	American Express Co.	86,308
152	Discover Financial Services	10,830
398	FirstCash, Inc.	34,507
483	Synchrony Financial	16,021
		147,666
	Diversified Financial Services - 0.96%
1,818	Voya Financial, Inc.	95,172

	Diversified Telecommunication Services - 0.43%
2,294	CenturyLink, Inc.	42,623

	Electrical Equipment - 0.99%
598	Rockwell Automation, Inc.	98,389

	Electronic Equipment, Instruments & Components - 1.66%
1,777	Corning, Inc.	48,015
249	ePlus, Inc. *	19,883
1,203	Novanta, Inc. *#	70,736
1,905	TTM Technologies, Inc. *	26,556
		165,190
	Energy Equipment & Services - 0.79%
4,273	Diamond Offshore Drilling, Inc. *	78,580

	Food & Staples Retailing - 2.51%
1,428	CVS Health Corp.	99,717
436	Sysco Corp.	27,267
1,387	Wal-Mart Stores, Inc.	122,694
		249,678
	Food Products - 2.67%
605	Archer-Daniels-Midland Co.	27,455
2,598	Conagra Brands, Inc.	96,308
1,846	General Mills, Inc.	80,744
868	Tyson Foods, Inc. - Class A	60,847
		265,354
	Health Care Equipment & Supplies - 2.46%
248	IDEXX Laboratories, Inc. *	48,234
305	Intuitive Surgical, Inc. *	134,438
541	Varian Medical Systems, Inc. *	62,534
		245,206

	Health Care Providers & Services - 3.86%
382	Aetna, Inc.	68,397
463	Anthem, Inc.	109,263
605	Centene Corp. *	65,691
1,347	Express Scripts Holding Co. *	101,968
131	Humana, Inc.	38,538
		383,857
	Hotels, Restaurants & Leisure - 1.57%
170	Las Vegas Sands Corp.	12,466
123	Marriott International, Inc. - Class A	16,812
346	McDonald's Corp.	57,934
795	Yum! Brands, Inc.	69,245
		156,457
	Household Durables - 1.33%
14	NVR, Inc. *	43,400
2,926	PulteGroup, Inc.	88,833
		132,233
	Household Products - 1.36%
1,871	Procter & Gamble Co.	135,348

	Insurance - 3.30%
726	MetLife, Inc.	34,608
177	Principal Financial Group, Inc.	10,482
3,527	Progressive Corp.	212,643
669	Prudential Financial, Inc.	71,128
		328,861
	Internet & Direct Marketing Retail - 0.46%
3,610	1-800-Flowers.com, Inc. - Class A *	45,847

	IT Services - 6.15%
1,321	Cognizant Technology Solutions Corp. - Class A	108,084
234	Jack Henry & Associates, Inc.	27,958
2,189	Teradata Corp. *	89,574
1,807	Total System Services, Inc.	151,896
5,193	Travelport Worldwide Ltd. #	89,008
1,867	TTEC Holdings, Inc.	59,744
4,343	Western Union Co.	85,774
		612,038
	Life Sciences Tools & Services - 2.24%
1,097	Agilent Technologies, Inc.	72,117
448	Charles River Laboratories International, Inc. *	46,677
553	Waters Corp. *	104,191
		222,985
	Machinery - 0.34%
740	Hillenbrand, Inc.	34,299

	Media - 1.89%
412	CBS Corp. - Class B	20,270
7,144	Gannett Co., Inc.	69,083
1,087	tronc, Inc. *	19,957
1,494	Viacom, Inc. - Class B	45,059
336	Walt Disney Co.	33,711
		188,080

	Metals & Mining - 1.75%
1,700	Freeport-McMoRan, Inc.	25,857
2,702	Steel Dynamics, Inc.	121,077
1,181	Warrior Met Coal, Inc.	27,458
		174,392
	Multi-line Retail - 3.05%
681	Dillard's, Inc. - Class A	50,769
2,354	Kohl's Corp.	146,230
1,472	Target Corp.	106,867
		303,866
	Oil, Gas & Consumable Fuels - 8.24%
2,339	Arch Coal, Inc. - Class A	189,061
3,224	Marathon Petroleum Corp.	241,510
3,511	Valero Energy Corp.	389,475
		820,046
	Paper & Forest Products - 2.18%
1,307	Domtar Corp.	57,377
5,624	Louisiana-Pacific Corp.	159,328
		216,705
	Personal Products - 1.75%
1,731	Medifast, Inc.	173,758

	Professional Services - 0.28%
351	ASGN, Inc. *	28,301

	Real Estate Management & Development - 0.70%
1,571	Altisource Portfolio Solutions SA *#	43,014
364	RMR Group, Inc. - Class A	27,082
		70,096
	Road & Rail - 1.62%
3,738	ArcBest Corp.	119,990
2,093	Marten Transport Ltd.	40,814
		160,804
	Semiconductors & Semiconductor Equipment - 5.54%
2,886	Applied Materials, Inc.	143,348
346	Cabot Microelectronics Corp.	35,102
668	Lam Research Corp.	123,620
1,873	Micron Technology, Inc. *	86,121
115	MKS Instruments, Inc.	11,776
2,132	ON Semiconductor Corp. *	47,075
708	SMART Global Holdings, Inc. *#	27,718
758	Texas Instruments, Inc.	76,884
		551,644
	Software - 7.16%
1,481	Activision Blizzard, Inc.	98,264
462	Adobe Systems, Inc. *	102,379
390	ANSYS, Inc. *	63,047
5,305	Cadence Design Systems, Inc. *	212,518
1,074	CDK Global, Inc.	70,068
324	Citrix Systems, Inc. *	33,343
498	Electronic Arts, Inc. *	58,754
243	Red Hat, Inc. *	39,624
261	VMware, Inc. - Class A *	34,781
		712,778

	Specialty Retail - 2.60%
239	Aaron's, Inc.	9,983
2,605	Best Buy Co., Inc.	199,361
568	Gap, Inc.	16,608
401	Lowe's Companies, Inc.	33,054
		259,006
	Technology Hardware, Storage & Peripherals - 3.28%
1,244	Apple, Inc.	205,583
2,081	Seagate Technology PLC #	120,469
		326,052
	Textiles, Apparel & Luxury Goods - 0.92%
113	Deckers Outdoor Corp. *	10,538
999	VF Corp.	80,789
		91,327
	Tobacco - 0.21%
988	Alliance One International, Inc. *	20,649

	Trading Companies & Distributors - 0.82%
291	W.W. Grainger, Inc.	81,873

	Total Common Stocks (Cost $8,573,474)	9,836,884

	Total Investments in Securities (Cost $8,573,474) - 98.82%	9,836,884
	Other Assets in Excess of Liabilities - 1.18%	117,183
	Net Assets - 100.00%	$9,954,067

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Enhanced Dividend Fund
Schedule of Investments
at April 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.04%
	Aerospace & Defense - 2.24%
740	Boeing Co.	$246,834

	Airlines - 1.06%
1,069	Deutsche Lufthansa AG - ADR	31,076
4,975	International Consolidated Airlines Group SA - ADR	86,167
		117,243
	Automobiles - 4.79%
2,490	General Motors Co.	91,483
845	Honda Motor Co., Ltd. - ADR	29,034
10,719	Nissan Motor Co., Ltd. - ADR	225,635
10,894	Subaru Corp. - ADR	183,019
		529,171
	Biotechnology - 2.50%
214	Amgen, Inc.	37,339
3,305	Gilead Sciences, Inc.	238,720
		276,059
	Capital Markets - 1.85%
887	Ameriprise Financial, Inc.	124,366
13,871	Nomura Holdings, Inc. - ADR	79,481
		203,847
	Chemicals - 4.42%
4,162	LyondellBasell Industries NV - Class A #	440,048
728	Sinopec Shanghai Petrochemical Co., Ltd. - ADR	48,063
		488,111
	Commercial Banks - 10.73%
1,819	Australia & New Zealand Banking Group Ltd. - ADR	36,798
6,452	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR	47,293
8,832	BNP Paribas SA - ADR	340,032
1,582	Danske Bank A/S - ADR	27,543
957	DBS Group Holdings Ltd. - ADR	89,336
2,575	ING Groep NV - ADR	43,234
1,056	JPMorgan Chase & Co.	114,872
5,893	Mitsubishi UFJ Financial Group, Inc. - ADR	39,365
7,860	Mizuho Financial Group, Inc. - ADR	28,610
38,408	Societe Generale SA - ADR	417,879
		1,184,962
	Communications Equipment - 1.07%
2,670	Cisco Systems, Inc.	118,254

	Containers & Packaging - 0.42%
783	WestRock Co.	46,322

	Diversified Financial Services - 0.86%
1,073	ORIX Corp. - ADR	94,435

	Diversified Telecommunication Services - 2.97%
8,844	BT Group PLC - ADR	152,559
1,077	Nippon Telegraph & Telephone Corp. - ADR	50,964
12,663	Telia Company AB - ADR	124,604
		328,127
	Food & Staples Retailing - 2.42%
4,982	Koninklijke Ahold Delhaize NV - ADR	119,568
1,675	Wal-Mart Stores, Inc.	148,171
		267,739
	Food Products - 2.39%
5,824	Archer-Daniels-Midland Co.	264,293

	Hotels, Restaurants & Leisure - 0.29%
489	Carnival PLC - ADR	31,614

	Household Durables - 0.85%
1,787	Electrolux AB - ADR	94,246

	Household Products - 0.71%
321	Kimberly-Clark Corp.	33,236
621	Procter & Gamble Co.	44,923
		78,159
	Insurance - 12.60%
55,136	Aegon NV - ADR	400,287
9,361	Allianz SE - ADR	221,481
16,561	Aviva PLC - ADR	241,625
6,093	AXA SA - ADR	174,382
8,396	Manulife Financial Corp. #	158,433
590	Principal Financial Group, Inc.	34,940
262	Prudential Financial, Inc.	27,856
3,224	Sun Life Financial, Inc. #	133,087
		1,392,091
	IT Services - 3.78%
2,400	International Business Machines Corp.	347,904
3,529	Western Union Co.	69,698
		417,602
	Machinery - 0.20%
138	Cummins, Inc.	22,061

	Media - 2.74%
2,660	Interpublic Group of Companies, Inc.	62,749
1,845	Omnicom Group, Inc.	135,903
3,444	Viacom, Inc. - Class B	103,871
		302,523

	Metals & Mining - 2.41%
381	POSCO - ADR	32,328
4,264	Rio Tinto PLC - ADR	234,307
		266,635
	Multi-line Retail - 5.14%
1,452	Kohl's Corp.	90,198
1,361	Macy's, Inc.	42,286
5,996	Target Corp.	435,310
		567,794
	Office Electronics - 0.96%
3,093	Canon, Inc. - ADR	106,121

	Oil, Gas & Consumable Fuels - 12.96%
4,408	China Petroleum & Chemical Corp. - ADR	429,956
447	CNOOC Ltd. - ADR	75,547
7,418	LUKOIL PJSC - ADR	488,772
2,409	Repsol YPF, SA - ADR	46,084
1,704	Total SA - ADR	106,687
2,564	Valero Energy Corp.	284,425
		1,431,471
	Pharmaceuticals - 0.69%
2,075	Pfizer, Inc.	75,966

	Semiconductors & Semiconductor Equipment - 1.32%
2,819	Intel Corp.	145,517

	Software - 0.55%
1,737	CA, Inc.	60,448

	Specialty Retail - 5.36%
7,374	Best Buy Co., Inc.	564,332
784	L Brands, Inc.	27,369
		591,701
	Technology Hardware, Storage & Peripherals - 3.50%
6,682	Seagate Technology PLC #	386,821

	Trading Companies & Distributors - 1.62%
496	Mitsui & Co., Ltd. - ADR	179,306

	Wireless Telecommunication Services - 6.64%
38,982	Mobile TeleSystems - ADR	409,311
928	NTT DoCoMo, Inc. - ADR	23,367
12,634	SK Telecom Co., Ltd. - ADR	300,058
		732,736
	Total Common Stocks (Cost $9,422,286)	11,048,209

	Total Investments in Securities (Cost $9,422,286) - 100.04%	11,048,209
	Liabilities in Excess of Other Assets - (0.04)%	(4,816)
	Net Assets - 100.00%	$11,043,393

#	U.S. traded security of a foreign issuer.
ADR	- American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	36.9%
Japan	9.4%
France	9.4%
Netherlands	9.0%
Russian Federation	8.1%
United Kingdom	5.9%
China	4.3%
Ireland	3.5%
Republic of Korea	3.0%
Canada	2.6%
Germany	2.3%
Sweden	2.0%
Spain	1.2%
Singapore	0.8%
Hong Kong	0.7%
Mexico	0.4%
Australia	0.3%
Denmark	0.2%
100.0%

O'Shaughnessy Market Leaders Value Fund
Schedule of Investments
at April 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.01%
	Aerospace & Defense - 4.47%
8,063	Boeing Co.	$2,689,494
2,010	Lockheed Martin Corp.	644,888
8,268	Spirit AeroSystems Holdings, Inc. - Class A	664,499
5,152	United Technologies Corp.	619,013
		4,617,894
	Airlines - 2.44%
38,347	American Airlines Group, Inc.	1,646,237
12,970	United Continental Holdings, Inc. *	875,994
		2,522,231
	Auto Components - 0.63%
3,470	Lear Corp.	648,786

	Biotechnology - 1.00%
14,326	Gilead Sciences, Inc.	1,034,767

	Capital Markets - 4.80%
28,994	Ameriprise Financial, Inc.	4,065,249
2,466	Goldman Sachs Group, Inc.	587,722
7,654	Thomson Reuters Corp. #	307,844
		4,960,815
	Chemicals - 5.26%
18,622	Celanese Corp. - Class A	2,023,653
32,292	LyondellBasell Industries NV - Class A #	3,414,233
		5,437,886
	Commercial Banks - 8.48%
5,503	CIT Group, Inc.	291,384
52,290	Citigroup, Inc.	3,569,838
69,027	Fifth Third Bancorp	2,289,626
126,295	Regions Financial Corp.	2,361,717
3,820	SunTrust Banks, Inc.	255,176
		8,767,741
	Communications Equipment - 1.22%
11,470	Motorola Solutions, Inc.	1,259,750

	Computers & Peripherals - 1.03%
16,068	NetApp, Inc.	1,069,807

	Consumer Finance - 4.65%
72,792	Ally Financial, Inc.	1,899,871
13,975	American Express Co.	1,380,031
10,841	Discover Financial Services	772,421
22,752	Synchrony Financial	754,684
		4,807,007

	Containers & Packaging - 1.95%
46,071	Sealed Air Corp.	2,020,213

	Diversified Financial Services - 2.80%
6,868	MSCI, Inc.	1,029,032
35,665	Voya Financial, Inc.	1,867,063
		2,896,095
	Diversified Telecommunication Services - 0.73%
40,763	CenturyLink, Inc.	757,377

	Electronic Equipment, Instruments & Components - 2.53%
96,911	Corning, Inc.	2,618,535

	Food & Staples Retailing - 4.82%
18,322	CVS Health Corp.	1,279,425
35,247	Kroger Co.	887,872
39,007	Sysco Corp.	2,439,498
5,632	Walgreens Boots Alliance, Inc.	374,246
		4,981,041
	Food Products - 4.11%
83,538	Conagra Brands, Inc.	3,096,754
26,308	General Mills, Inc.	1,150,712
		4,247,466
	Health Care Providers & Services - 5.25%
2,486	Aetna, Inc.	445,118
39,520	Express Scripts Holding Co. *	2,991,664
12,770	McKesson Corp.	1,994,802
		5,431,584
	Hotels, Restaurants & Leisure - 3.33%
1,430	Marriott International, Inc. - Class A	195,452
8,457	McDonald's Corp.	1,416,040
12,068	Wyndham Worldwide Corp.	1,378,286
5,241	Yum! Brands, Inc.	456,491
		3,446,269
	Household Durables - 1.26%
42,800	PulteGroup, Inc.	1,299,408

	Household Products - 2.86%
40,952	Procter & Gamble Co.	2,962,468

	Industrial Conglomerates - 0.20%
14,708	General Electric Co.	206,942

	Insurance - 6.36%
113,506	Aegon NV - ADR	824,054
61,278	Hartford Financial Services Group, Inc.	3,299,208
51,547	MetLife, Inc.	2,457,245
		6,580,507
	IT Services - 3.37%
1,064	International Business Machines Corp.	154,237
168,403	Western Union Co.	3,325,959
		3,480,196

	Media - 1.35%
8,810	CBS Corp. - Class B	433,452
102,347	Sirius XM Holdings, Inc.	647,857
3,176	Walt Disney Co.	318,648
		1,399,957
	Multi-line Retail - 3.22%
11,548	Kohl's Corp.	717,362
35,980	Target Corp.	2,612,148
		3,329,510
	Oil, Gas & Consumable Fuels - 9.13%
9,315	ConocoPhillips	610,133
49,867	Marathon Petroleum Corp.	3,735,537
45,924	Valero Energy Corp.	5,094,349
		9,440,019
	Professional Services - 0.28%
2,970	Manpower, Inc.	284,288

	Road & Rail - 0.43%
3,346	Union Pacific Corp.	447,126

	Software - 4.21%
38,084	Cadence Design Systems, Inc. *	1,525,645
22,887	CDK Global, Inc.	1,493,148
12,974	Citrix Systems, Inc. *	1,335,154
		4,353,947
	Specialty Retail - 2.97%
31,381	Best Buy Co., Inc.	2,401,588
8,165	Lowe's Companies, Inc.	673,041
		3,074,629
	Technology Hardware, Storage & Peripherals - 2.13%
1,299	Apple, Inc.	214,673
34,414	Seagate Technology PLC #	1,992,226
		2,206,899
	Textiles, Apparel & Luxury Goods - 0.40%
5,064	VF Corp.	409,526

	Tobacco - 0.22%
4,130	Altria Group, Inc.	231,734

	Trading Companies & Distributors - 1.12%
4,122	W.W. Grainger, Inc.	1,159,725

	Total Common Stocks (Cost $95,008,594)	102,392,145

	Total Investments in Securities (Cost $95,008,594) - 99.01%	102,392,145
	Other Assets in Excess of Liabilities - 0.99%	1,021,333
	Net Assets - 100.00%	$103,413,478

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR	- American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Small Cap Value Fund
Schedule of Investments
at April 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.68%
	Aerospace & Defense - 1.03%
3,531	Vectrus, Inc. *	$127,116

	Auto Components - 0.09%
90	Cooper-Standard Holding, Inc. *	11,142

	Automobiles - 0.18%
585	Winnebago Industries, Inc.	22,172

	Biotechnology - 0.65%
1,547	Eagle Pharmaceuticals, Inc. *	80,459

	Building Products - 2.38%
9,027	Continental Building Products, Inc. *	253,658
2,201	NCI Building Systems, Inc. *	38,518
		292,176
	Capital Markets - 3.61%
7,522	GAIN Capital Holdings, Inc.	61,380
2,203	Greenhill & Co., Inc.	44,721
873	Moelis & Co. - Class A	46,967
2,283	Oppenheimer Holdings, Inc. - Class A	61,299
11,301	Waddell & Reed Financial, Inc. - Class A	228,732
		443,099
	Chemicals - 1.51%
492	Innophos Holdings, Inc.	20,359
2,583	Rayonier Advanced Materials, Inc.	55,276
837	Stepan Co.	58,858
1,264	Tredegar Corp.	22,246
393	Trinseo SA #	28,669
		185,408
	Commercial Banks - 3.39%
1,049	Bank of N.T. Butterfield & Son Ltd. #	49,775
2,326	Capital City Bank Group, Inc.	52,056
270	First Citizens BancShares, Inc. - Class A	116,718
1,150	First Community Bancshares, Inc.	35,685
5,241	Hilltop Holdings, Inc.	117,503
1,273	Northrim BanCorp, Inc.	44,810
		416,547
	Commercial Services & Supplies - 3.29%
919	Deluxe Corp.	62,988
4,194	Ennis, Inc.	75,073
759	Herman Miller, Inc.	23,301
2,220	LSC Communications, Inc.	38,806
4,406	Quad Graphics, Inc.	108,872
2,692	SP Plus Corp. *	94,624
		403,664

	Communications Equipment - 2.01%
2,915	InterDigital, Inc.	217,022
544	NETGEAR, Inc. *	30,083
		247,105
	Construction & Engineering - 2.96%
1,692	Aegion Corp. *	38,391
631	Argan, Inc.	25,240
2,679	EMCOR Group, Inc.	197,148
1,914	KBR, Inc.	31,945
1,133	MYR Group, Inc. *	33,990
1,423	Primoris Services Corp.	36,415
		363,129
	Consumer Finance - 3.47%
8,668	Enova International, Inc. *	253,972
2,606	Nelnet, Inc.	137,623
979	PRA Group, Inc. *	34,852
		426,447
	Diversified Financial Services - 1.88%
7,303	Cannae Holdings, Inc. *	150,880
2,914	Marlin Business Services Corp.	79,844
		230,724
	Electronic Equipment, Instruments & Components - 4.20%
1,315	Fabrinet *#	37,096
628	Insight Enterprises, Inc. *	22,263
1,837	Kimball Electronics, Inc. *	29,116
353	Plexus Corp. *	19,359
795	Sanmina Corp. *	23,453
1,460	ScanSource, Inc. *	50,078
10,456	TTM Technologies, Inc. *	145,757
10,688	Vishay Intertechnology, Inc.	188,643
		515,765
	Energy Equipment & Services - 2.11%
11,299	Diamond Offshore Drilling, Inc. *	207,789
3,550	Rowan Companies PLC - Class A *#	51,262
		259,051
	Food & Staples Retailing - 2.80%
344	Ingles Markets, Inc. - Class A	11,782
1,906	SpartanNash Co.	34,651
5,816	United Natural Foods, Inc. *	261,836
770	Weis Markets, Inc.	35,435
		343,704
	Food Products - 2.50%
1,777	Dean Foods Co.	15,300
735	Fresh Del Monte Produce, Inc. #	36,125
2,304	Sanderson Farms, Inc.	256,113
		307,538
	Health Care Providers & Services - 3.11%
559	AMN Healthcare Services, Inc. *	37,369
847	Encompass Health Corp.	51,515
991	Magellan Health, Inc. *	83,095
459	Molina Healthcare, Inc. *	38,212
2,093	National HealthCare Corp.	128,259
2,672	Owens & Minor, Inc.	43,420
		381,870

	Hotels, Restaurants & Leisure - 2.77%
5,111	Bloomin' Brands, Inc.	120,926
1,860	Brinker International, Inc.	81,077
848	Cheesecake Factory, Inc.	44,054
1,459	Ruth's Hospitality Group, Inc.	39,174
777	Tropicana Entertainment, Inc. *	54,973
		340,204
	Household Durables - 2.21%
1,284	AV Homes, Inc. *	21,379
1,096	Bassett Furniture Industries, Inc.	31,839
1,561	Hooker Furniture Corp.	58,928
1,220	La-Z-Boy, Inc.	35,136
2,812	MDC Holdings, Inc.	81,576
3,849	ZAGG, Inc. *	43,109
		271,967
	Independent Power and Renewable Electricity Producers - 0.11%
6,027	Atlantic Power Corp. *#	13,259

	Insurance - 6.52%
1,410	American Equity Investment Life Holding Co.	42,582
244	American National Insurance Co.	29,443
2,674	Baldwin & Lyons, Inc. - Class B	62,304
1,486	CNA Financial Corp.	74,984
3,201	CNO Financial Group, Inc.	68,629
2,215	Employers Holdings, Inc.	90,594
819	FBL Financial Group, Inc. - Class A	63,677
671	HCI Group, Inc.	28,108
682	Horace Mann Educators Corp.	30,485
111	National Western Life Group, Inc. - Class A	35,233
2,630	Stewart Information Services Corp.	109,697
5,101	Universal Insurance Holdings, Inc.	165,527
		801,263
	Internet & Direct Marketing Retail - 1.31%
12,690	1-800-Flowers.com, Inc. - Class A *	161,163

	IT Services - 4.07%
5,075	Convergys Corp.	118,552
2,028	EVERTEC, Inc. #	37,011
1,000	Science Applications International Corp.	85,790
15,103	Travelport Worldwide Ltd. #	258,865
		500,218
	Leisure Products - 0.42%
3,562	Nautilus, Inc. *	51,827

	Machinery - 0.58%
1,761	Meritor, Inc. *	34,287
1,835	Wabash National Corp.	36,810
		71,097
	Media - 1.71%
17,317	Gannett Co., Inc.	167,455
2,300	tronc, Inc. *	42,228
		209,683

	Metals & Mining - 4.24%
638	Kaiser Aluminum Corp.	62,869
6,266	Schnitzer Steel Industries, Inc. - Class A	184,534
6,148	SunCoke Energy, Inc. *	70,641
5,467	Warrior Met Coal, Inc.	127,108
1,706	Worthington Industries, Inc.	75,968
		521,120
	Multi-line Retail - 1.86%
2,492	Big Lots, Inc.	105,785
1,645	Dillard's, Inc. - Class A	122,635
		228,420
	Multi-Utilities - 0.31%
774	Unitil Corp.	37,609

	Oil, Gas & Consumable Fuels - 7.42%
1,560	Arch Coal, Inc. - Class A	126,095
2,576	CONSOL Energy, Inc. *	81,015
7,401	CVR Energy, Inc.	255,334
6,664	Hallador Energy Co.	43,583
3,359	Par Pacific Holdings, Inc. *	56,666
2,449	Peabody Energy Corp.	90,246
1,499	Rex American Resources Corp. *	112,095
24,105	W&T Offshore, Inc. *	147,041
		912,075
	Paper & Forest Products - 2.77%
3,606	Boise Cascade Co.	150,010
3,419	Louisiana-Pacific Corp.	96,860
5,171	Verso Corp. *	93,388
		340,258
	Personal Products - 0.61%
712	USANA Health Sciences, Inc. *	75,152

	Professional Services - 3.85%
1,242	FTI Consulting, Inc. *	72,533
1,015	ICF International, Inc.	68,107
2,358	Kelly Services, Inc. - Class A	68,995
6,509	RPX Corp.	70,492
7,226	TrueBlue, Inc. *	192,573
		472,700
	Real Estate Management & Development - 2.23%
6,168	Altisource Portfolio Solutions SA *#	168,880
1,416	RMR Group, Inc. - Class A	105,350
		274,230
	Road & Rail - 2.54%
7,631	ArcBest Corp.	244,955
779	Avis Budget Group, Inc. *	38,490
1,480	Marten Transport Ltd.	28,860
		312,305
	Semiconductors & Semiconductor Equipment - 3.32%
28,536	Amkor Technology, Inc. *	236,278
2,281	Cirrus Logic, Inc. *	83,188
1,779	Ichor Holdings Ltd. *#	39,316
1,259	SMART Global Holdings, Inc. *#	49,290
		408,072

	Specialty Retail - 5.29%
3,265	Aaron's, Inc.	136,379
1,741	Abercrombie & Fitch Co. - Class A	44,604
2,815	Buckle, Inc.	64,886
1,036	Caleres, Inc.	33,908
2,245	Children's Place, Inc.	286,350
2,962	Sleep Number Corp. *	83,943
		650,070
	Textiles, Apparel & Luxury Goods - 1.58%
2,425	Movado Group, Inc.	95,666
649	Oxford Industries, Inc.	49,999
4,238	Vera Bradley, Inc. *	48,228
		193,893
	Thrifts & Mortgage Finance - 1.15%
13,105	TrustCo Bank Corp. NY	112,048
523	Walker & Dunlop, Inc.	29,869
		141,917
	Tobacco - 0.76%
1,986	Universal Corp.	93,441

	Trading Companies & Distributors - 0.88%
3,263	Foundation Building Materials, Inc. *	45,845
1,521	Rush Enterprises, Inc. - Class A *	62,102
		107,947
	Total Common Stocks (Cost $11,779,507)	12,247,006

	Total Investments in Securities (Cost $11,779,507) - 99.68%	12,247,006
	Other Assets in Excess of Liabilities - 0.32%	39,347
	Net Assets - 100.00%	$12,286,353

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Small/Mid Cap Growth Fund
Schedule of Investments
at April 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.28%
	Aerospace & Defense - 2.30%
417	BWX Technologies, Inc.	$28,273
592	Curtiss-Wright Corp.	75,800
1,447	HEICO Corp.	127,119
1,552	Spirit AeroSystems Holdings, Inc. - Class A	124,734
		355,926
	Air Freight & Logistics - 0.09%
151	XPO Logistics, Inc. *	14,671

	Airlines - 0.37%
491	Copa Holdings SA - Class A #	57,530

	Auto Components - 1.10%
278	Dorman Products, Inc. *	17,864
1,228	Visteon Corp. *	152,812
		170,676
	Automobiles - 1.02%
1,244	Thor Industries, Inc.	132,038
659	Winnebago Industries, Inc.	24,976
		157,014
	Beverages - 0.33%
226	Boston Beer Co., Inc. *	50,658

	Biotechnology - 1.73%
1,773	Enanta Pharmaceuticals, Inc. *	164,978
446	Ligand Pharmaceuticals, Inc. *	69,063
1,176	Myriad Genetics, Inc. *	33,269
		267,310
	Building Products - 0.88%
942	CSW Industrials, Inc. *	40,836
5,467	PGT Innovations, Inc. *	95,399
		136,235
	Capital Markets - 3.56%
1,286	Artisan Partners Asset Management, Inc. - Class A	41,345
1,155	Evercore Partners, Inc. - Class A	116,944
2,209	Federated Investors, Inc.	58,472
4,181	Houlihan Lokey, Inc.	186,054
1,035	Moelis & Co. - Class A	55,683
1,451	SEI Investments Co.	91,747
		550,245
	Chemicals - 2.97%
351	Chase Corp.	39,312
317	FMC Corp.	25,274
550	Ingevity Corp. *	42,256
1,157	PolyOne Corp.	48,420
264	Quaker Chemical Corp.	38,805
2,482	Westlake Chemical Corp.	265,500
		459,567

	Commercial Banks - 0.56%
914	American National Bankshares, Inc.	35,143
864	First Merchants Corp.	37,221
273	Zions Bancorporation	14,947
		87,311
	Commercial Services & Supplies - 2.72%
924	Brink's Co.	68,191
1,940	Casella Waste Systems, Inc. *	47,549
2,996	Interface, Inc.	65,912
2,944	Rollins, Inc.	142,843
2,721	SP Plus Corp. *	95,643
		420,138
	Communications Equipment - 1.04%
4,330	Comtech Telecommunications Corp.	132,455
516	NETGEAR, Inc. *	28,535
		160,990
	Construction & Engineering - 0.63%
1,226	Fluor Corp.	72,273
437	Jacobs Engineering Group, Inc.	25,385
		97,658
	Consumer Finance - 1.48%
1,750	FirstCash, Inc.	151,725
1,281	Green Dot Corp. - Class A *	77,898
		229,623
	Containers & Packaging - 0.82%
778	AptarGroup, Inc.	72,743
1,169	Myers Industries, Inc.	27,238
1,327	Owens-Illinois, Inc. *	26,978
		126,959
	Diversified Consumer Services - 1.58%
2,843	H&R Block, Inc.	78,609
2,359	Weight Watchers International, Inc. *	165,248
		243,857
	Diversified Telecommunication Services - 0.67%
9,272	Vonage Holdings Corp. *	103,661

	Electrical Equipment - 0.50%
665	Generac Holdings, Inc. *	29,932
351	Preformed Line Products Co.	23,605
335	Regal Beloit Corp.	23,852
		77,389
	Electronic Equipment, Instruments & Components - 2.28%
536	ePlus, Inc. *	42,800
1,193	Jabil Circuit, Inc.	31,734
2,425	Kemet Corp. *	41,758
1,826	Novanta, Inc. *#	107,369
2,593	Vishay Intertechnology, Inc.	45,766
2,051	Vishay Precision Group, Inc. *	58,043
191	Zebra Technologies Corp. - Class A *	25,753
		353,223
	Energy Equipment & Services - 0.59%
1,311	Helmerich & Payne, Inc.	91,180

	Food Products - 1.35%
1,309	Flowers Foods, Inc.	29,596
1,613	Sanderson Farms, Inc.	179,301
		208,897
	Health Care Equipment & Supplies - 7.00%
95	Atrion Corp.	59,100
1,292	Blackbaud, Inc.	135,608
803	CONMED Corp.	52,219
390	Cooper Companies, Inc.	89,197
2,340	Haemonetics Corp. *	182,614
1,883	Halyard Health, Inc. *	89,198
453	IDEXX Laboratories, Inc. *	88,104
284	Inogen, Inc. *	39,925
350	Masimo Corp. *	31,405
1,113	Quidel Corp. *	63,107
492	STERIS PLC #	46,504
1,775	Varian Medical Systems, Inc. *	205,172
		1,082,153
	Health Care Providers & Services - 3.62%
767	AMN Healthcare Services, Inc. *	51,274
1,017	Chemed Corp.	313,460
2,801	National Research Corp. - Class A	91,593
1,362	Providence Service Corp. *	103,349
		559,676
	Health Care Technology - 0.79%
3,785	Quality Systems, Inc. *	50,833
1,029	Veeva Systems, Inc. - Class A *	72,164
		122,997
	Hotels, Restaurants & Leisure - 5.18%
1,239	Choice Hotels International, Inc.	99,182
371	Churchill Downs, Inc.	101,877
1,437	Darden Restaurants, Inc.	133,440
1,181	Denny's Corp. *	20,679
900	Marriott Vacations Worldwide Corp.	110,349
3,601	Penn National Gaming, Inc. *	109,146
2,222	Ruth's Hospitality Group, Inc.	59,661
1,927	Tropicana Entertainment, Inc. *	136,335
134	Vail Resorts, Inc.	30,728
		801,397
	Household Durables - 1.96%
1,360	MDC Holdings, Inc.	39,454
56	NVR, Inc. *	173,600
1,093	PulteGroup, Inc.	33,183
2,387	Taylor Morrison Home Corp. - Class A *	56,715
		302,952
	Industrial Conglomerates - 0.25%
1,073	Raven Industries, Inc.	39,272

	Insurance - 1.44%
153	American Financial Group, Inc.	17,323
1,057	CNA Financial Corp.	53,336
170	Hanover Insurance Group, Inc.	19,524
686	Kemper Corp.	46,305
258	Primerica, Inc.	24,961
414	Reinsurance Group of America, Inc.	61,852
		223,301

	Internet Software & Services - 5.29%
717	AppFolio, Inc. - Class A *	34,380
8,131	Blucora, Inc. *	211,406
565	Envestnet, Inc. *	30,679
615	IAC/InterActiveCorp. *	99,716
5,267	QuinStreet, Inc. *	59,201
436	Stamps.com, Inc. *	99,299
5,698	TechTarget, Inc. *	118,803
1,398	VeriSign, Inc. *	164,153
		817,637
	IT Services - 4.09%
1,950	Broadridge Financial Solutions, Inc.	209,060
1,192	CoreLogic, Inc. *	59,004
1,197	Jack Henry & Associates, Inc.	143,018
7,378	Travelport Worldwide Ltd. #	126,459
2,966	TTEC Holdings, Inc.	94,912
		632,453
	Leisure Products - 1.32%
1,487	Johnson Outdoors, Inc. - Class A	96,298
3,219	Malibu Boats, Inc. *	108,480
		204,778
	Life Sciences Tools & Services - 1.51%
679	Charles River Laboratories International, Inc. *	70,745
1,983	PRA Health Sciences, Inc. *	162,943
		233,688
	Machinery - 4.89%
1,069	Alamo Group, Inc.	117,023
849	Allison Transmission Holdings, Inc.	33,103
1,135	Blue Bird Corp. *	26,956
3,031	China Yuchai International Ltd. #	63,075
516	Donaldson Co., Inc.	22,838
4,347	Graco, Inc.	191,225
1,774	Harsco Corp. *	36,278
700	IDEX Corp.	93,562
228	Lincoln Electric Holdings, Inc.	18,894
257	Oshkosh Corp.	18,545
2,298	Toro Co.	134,180
		755,679
	Media - 3.20%
110	Cable One, Inc.	69,863
2,548	GCI Liberty, Inc. *	113,641
1,064	John Wiley & Sons, Inc. - Class A	70,171
9,698	New York Times Co. - Class A	227,418
787	tronc, Inc. *	14,449
		495,542
	Metals & Mining - 1.44%
2,307	Materion Corp.	117,080
1,408	Steel Dynamics, Inc.	63,092
1,255	United States Steel Corp.	42,457
		222,629
	Multi-line Retail - 1.05%
2,605	Kohl's Corp.	161,823

	Oil, Gas & Consumable Fuels - 2.36%
414	Arch Coal, Inc. - Class A	33,464
961	Continental Resources, Inc.*	63,484
2,893	CVR Energy, Inc.	99,808
1,174	HollyFrontier Corp.	71,250
1,717	PBF Energy, Inc. - Class A	65,813
5,188	W&T Offshore, Inc. *	31,647
		365,466

	Paper & Forest Products - 1.19%
2,591	Boise Cascade Co.	107,786
514	Domtar Corp.	22,565
1,870	Louisiana-Pacific Corp.	52,977
		183,328
	Personal Products - 1.41%
2,180	Medifast, Inc.	218,828

	Pharmaceuticals - 1.24%
1,979	Corcept Therapeutics, Inc. *	33,010
3,739	Phibro Animal Health Corp. - Class A	158,160
		191,170
	Professional Services - 2.91%
1,998	ASGN, Inc. *	161,099
1,595	CBIZ, Inc. *	29,667
547	Manpower, Inc.	52,359
4,005	TriNet Group, Inc. *	206,858
		449,983
	Real Estate Management & Development - 1.32%
586	FirstService Corp. #	41,020
402	Jones Lang LaSalle, Inc.	68,143
1,275	RMR Group, Inc. - Class A	94,860
		204,023
	Road & Rail - 1.43%
1,489	Marten Transport Ltd.	29,035
418	Old Dominion Freight Line, Inc.	55,953
3,986	Werner Enterprises, Inc.	136,720
		221,708
	Semiconductors & Semiconductor Equipment - 4.22%
499	Advanced Energy Industries, Inc. *	29,715
1,577	Cabot Microelectronics Corp.	159,987
2,556	Cohu, Inc.	54,698
2,049	Entegris, Inc.	65,978
1,655	Kulicke & Soffa Industries, Inc. *	37,883
3,989	Marvell Technology Group Ltd. #	80,019
6,917	ON Semiconductor Corp. *	152,727
2,195	Teradyne, Inc.	71,447
		652,454
	Software - 7.24%
1,119	ANSYS, Inc. *	180,898
865	Aspen Technology, Inc. *	75,904
6,503	Cadence Design Systems, Inc. *	260,510
7,298	Progress Software Corp.	269,515
1,416	SS&C Technologies Holdings, Inc.	70,304
239	Take-Two Interactive Software, Inc. *	23,831
1,792	VMware, Inc. - Class A *	238,802
		1,119,764
	Specialty Retail - 1.36%
2,370	Aaron's, Inc.	98,995
372	Burlington Stores, Inc. *	50,536
2,062	Gap, Inc.	60,293
		209,824
	Textiles, Apparel & Luxury Goods - 1.87%
378	Carter's, Inc.	37,921
7,157	Crocs, Inc. *	113,081
500	Deckers Outdoor Corp. *	46,630
728	Oxford Industries, Inc.	56,085
322	Ralph Lauren Corp.	35,372
		289,089
	Thrifts & Mortgage Finance - 0.48%
1,835	Charter Financial Corp.	42,682
1,555	PennyMac Financial Services, Inc. *	32,033
		74,715

	Trading Companies & Distributors - 0.65%
669	Beacon Roofing Supply, Inc. *	32,748
1,671	Rush Enterprises, Inc. - Class A *	68,227
		100,975
	Total Common Stocks (Cost $13,923,235)	15,358,022

	Total Investments in Securities (Cost $13,923,235) - 99.28%	15,358,022
	Other Assets in Excess of Liabilities - 0.72%	110,719
	Net Assets - 100.00%	$15,468,741

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Funds
Notes to Schedule of Investments
April 30, 2018 (Unaudited)

Note 1 – Securities Valuation

The O'Shaughnessy Funds' (the "Funds") investments in securities are carried at their fair value. Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.
These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of April 30, 2018:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$ 1,187,848	$ -	$ -	$ 1,187,848
Consumer Staples	860,254	-	-	860,254
Energy	898,627	-	-	898,627
Financials	1,666,610	-	-	1,666,610
Health Care	953,819	-	-	953,819
Industrials	968,792	-	-	968,792
Information Technology	2,655,793	-	-	2,655,793
Materials	532,423	-	-	532,423
Real Estate	70,096			70,096
Telecommunication Services	42,622	-	-	42,622
Total Common Stocks	9,836,884	-	-	9,836,884
Total Investments in Securities	$ 9,836,884	$ -	$ -	$ 9,836,884

Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$ 2,117,050	$ -	$ -	$ 2,117,050
Consumer Staples	610,191	-	-	610,191
Energy	1,431,472	-	-	1,431,472
Financials	2,875,335	-	-	2,875,335
Health Care	352,025	-	-	352,025
Industrials	565,444	-	-	565,444
Information Technology	1,234,762	-	-	1,234,762
Materials	801,068	-	-	801,068
Telecommunication Services	1,060,862	-	-	1,060,862
Total Common Stocks	11,048,209	-	-	11,048,209
Total Investments in Securities	$ 11,048,209	$ -	$ -	$ 11,048,209

Market Leaders Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$ 13,608,085	$ -	$ -	$ 13,608,085
Consumer Staples	12,422,709	-	-	12,422,709
Energy	9,440,019	-	-	9,440,019
Financials	28,012,164	-	-	28,012,164
Health Care	6,466,351	-	-	6,466,351
Industrials	9,238,206	-	-	9,238,206
Information Technology	14,989,136	-	-	14,989,136
Materials	7,458,099	-	-	7,458,099
Telecommunication Services	757,376	-	-	757,376
Total Common Stocks	102,392,145	-	-	102,392,145
Total Investments in Securities	$102,392,145	$ -	$ -	$102,392,145

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$ 2,140,541	$ -	$ -	$ 2,140,541
Consumer Staples	819,836	-	-	819,836
Energy	1,171,126	-	-	1,171,126
Financials	2,459,997	-	-	2,459,997
Health Care	462,329	-	-	462,329
Industrials	2,150,134	-	-	2,150,134
Information Technology	1,671,159	-	-	1,671,159
Materials	1,046,786	-	-	1,046,786
Real Estate	274,230	-	-	274,230
Utilities	50,868	-	-	50,868
Total Common Stocks	12,247,006	-	-	12,247,006
Total Investments in Securities	$12,247,006	$ -	$ -	$12,247,006

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$ 3,036,952	$ -	$ -	$ 3,036,952
Consumer Staples	478,384	-	-	478,384
Energy	456,645	-	-	456,645
Financials	1,165,195	-	-	1,165,195
Health Care	2,321,383	-	-	2,321,383
Industrials	2,727,165	-	-	2,727,165
Information Technology	3,872,130	-	-	3,872,130
Materials	992,484	-	-	992,484
Real Estate	204,023	-	-	204,023
Telecommunication Services	103,661	-	-	103,661
Total Common Stocks	15,358,022	-	-	15,358,022
Total Investments in Securities	$15,358,022	$ -	$ -	$15,358,022

Refer to the Funds' schedules of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at April 30, 2018, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the period ended April 30, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President/Chief Executive Officer/Principal
                                             Executive Officer

Date                                                          June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive Officer/Principal
                                              Executive Officer

Date                                                          June 28, 2018

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer/Principal Financial Officer

Date                                                          June 28, 2018

* Print the name and title of each signing officer under his or her signature.